Income Tax Expenses - Summary of Components of Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense	¥ (818,628)		¥ (1,547,959)	¥ (2,681,445)
Current tax expense	11,065		4,507	3,519
Deferred income tax expenses (benefits)	(8,360)	$ (1,212)	(5,428)	3,451
Income Tax Expense (Benefit), Total	¥ 2,705	$ 392	¥ (921)	¥ 6,970